Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 30 June 2025.

Financial instrument	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at June	As at June	As at December	As at December
	2025	2025	2024	2024
	Unaudited		Audited
At fair value through profit and loss
Contingent consideration asset - Mponeng (2)	19	19	23	23	Probability weighted discounted cash flow	The production plan over the contingent consideration period and discount rates.	Level 3
Contingent consideration asset - Gramalote (2)	26	26	25	25	Probability weighted discounted cash flow	Stage gate payments over the contingent consideration period and discount rates.	Level 3
Contingent consideration asset - Mansala	21	21	—	—	Discounted cash flow	Deferred payment and discount rates.	Level 3
Contingent consideration asset - ABC	13	13	—	—	Probability weighted discounted cash flow	Stage gate payment, production plan over the contingent consideration period and discount rates.	Level 3

At fair value through other comprehensive income
Listed equity investments	85	85	53	53			Level 1

At amortised cost
Borrowings - Rated bonds	1,685	1,743	1,631	1,741			Level 1
Borrowings - Revolving Credit Facilities	360	360	243	243	Discounted cash flow	Market related interest rates	Level 3
Joint venture loan receivable	402	402	463	463	Discounted cash flow	Market related interest rates	Level 3
Deferred consideration asset - Doropo (1)	103	103	—	—	Discounted cash flow	Deferred payments over the consideration period and discount rates.	Level 3
(1) Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2) The line item description has been changed from deferred consideration asset to contingent consideration asset to align more with the nature of the receivable and to clearly distinguish from receivables that are deferred but not contingent.
A reconciliation of the contingent consideration asset included in the statement of financial position is set out in the following table:

	As at	As at
	June	December
	2025	2024
US Dollar millions	Unaudited	Audited
Opening balance	48	48
Unwinding of the asset	2	4
Changes in estimates - fair value adjustments (1)	13	3
Part repayment - Mponeng	(18)	(6)
Consideration for Mansala and ABC	34	—
Translation	—	(1)
Closing balance	79	48

(1) Included in the income statement in foreign exchange and fair value adjustments